Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Raw Materials	$ 7,215	$ 5,114
Work in process	7,980	5,439
Finished goods	17,580	15,570
Total inventory	$ 32,775	$ 26,123